Regulatory Capital Financial Instruments (Details) - Schedule of Financial Instruments of Regulatory Capital Issued - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Regulatory Capital Financial Instruments Disclosure [Abstract]
Subordinated bonds with transitory recognition
Subordinated bonds	1,039,814	1,010,905
Bonds with no fixed term of maturity
Preferred stock
Total	$ 1,039,814	$ 1,010,905